Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income after taxes	$ 340	$ 572
Other comprehensive income (loss), net of taxes
Loss on foreign currency translation	(61)	(175)
Unrealized loss on net investment hedge (note 23)	0	(9)
Actuarial gain (loss) on pension plans and post-retirement benefit (PRB) plans (note 28)	2	(8)
Reclassification of actuarial gains and prior service credits on defined benefit (DB) and post-retirement benefit plans (PRB) to net income (note 28)	2	2
Other comprehensive loss from equity investees	0	(5)
Total other comprehensive loss (OCI), net of taxes (note 22)	(57)	(195)
Comprehensive income attributable to controlling interests and non-controlling interests, net of taxes	283	377
Comprehensive income attributable to:
Non-controlling interests	56	21
Controlling interests	$ 227	$ 356